Revenues (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
Schedule of operating sales
	2022	2021	2020
Sales of grains	727,875	336,115	237,904
Sales of cotton	26,109	28,475	13,104
Sales of sugarcane	379,242	265,062	192,943
Sales of beef cattle	32,773	29,566	33,609
Lease	15,047	19,350	18,127
Other revenues	9,368	1,301	1,658
Gross operating revenue	1,190,414	679,869	497,345

Sales deductions
Taxes on sales	(22,277)	(16,917)	(9,777)
Net revenue	1,168,137	662,952	487,568

Schedule of sale of farms
	2022	2021	2020
Sale of farm	461,615	102,011	83,179
Adjustment to present value	(145,441)	(16,245)	(11,687)
Gross revenue from sale of farm	316,174	85,766	71,492

Sales taxes	(7,973)	(2,151)	(2,610)
Cost of sale of farm	(56,667)	(30,518)	(7,462)

Gain from sale of farm	251,534	53,097	61,420
Selling expenses	(6,553)	-	-
Income tax and social contribution	(11,110)	(1,815)	(2,201)
Net gain from sale of farms	233,871	51,282	59,219

Schedule of gain from sale of farm
2021
Selling price	28,000
Present value adjustment	(1,159)
Gross revenue from sale of farm	26,841

Cost of sale	(25,231)
Commission on sale	(1,610)
Gain from sale of farm	-